UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  03/31/2006

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       April 26, 2006

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $118900



List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Minnesota Mining & Manufact COM              88579Y101     3900    51525 SH       SOLE                    51525
AllianceBernstein Holding L.P. COM              01855A101      444     6700 SH       SOLE                     6700
Bridgehampton National Bank    COM              108035106     4929   185983 SH       SOLE                   185983
Carmax Group                   COM              143130102     5121   156710 SH       SOLE                   156710
Citigroup Inc                  COM              172967101     5766   122091 SH       SOLE                   122091
Comcast Corp Cl A-Spl          COM              20030N200     2225    85200 SH       SOLE                    85200
Eli Lilly                      COM              532457108     1736    31400 SH       SOLE                    31400
Emerson Electric               COM              291011104     4873    58270 SH       SOLE                    58270
Gannett Inc.                   COM              364730101     3432    57275 SH       SOLE                    57275
General Electric               COM              369604103     6349   182555 SH       SOLE                   182555
Goldman Sachs Group            COM              38141G104     5966    38010 SH       SOLE                    38010
Home Depot Inc.                COM              437076102     6523   154205 SH       SOLE                   154205
Illinois Tool Wks Inc.         COM              452308109     6033    62640 SH       SOLE                    62640
L-3 Communications Hldgs       COM              502424104     5934    69165 SH       SOLE                    69165
Medtronic Inc                  COM              585055106     5895   116165 SH       SOLE                   116165
Microsoft Corp                 COM              594918104     5511   202525 SH       SOLE                   202525
Morgan Stanley, Dean Witter &  COM              617446448      575     9150 SH       SOLE                     9150
Oil Svc Holdrs Tr Depostry Rcp COM              678002106      235     1600 SH       SOLE                     1600
Pepsico, Inc.                  COM              713448108     5439    94125 SH       SOLE                    94125
Sealed Air Corp.               COM              81211K100     5657    97749 SH       SOLE                    97749
Staples Inc Com                COM              855030102     7823   306560 SH       SOLE                   306560
Target Corp                    COM              87612E106     5142    98861 SH       SOLE                    98861
United Parcel Service CL B     COM              911312106     4513    56855 SH       SOLE                    56855
Wal-Mart Stores                COM              931142103     4127    87360 SH       SOLE                    87360
Walgreen Co.                   COM              931422109     4175    96795 SH       SOLE                    96795
XTO Energy Inc                 COM              98385X106     5198   119303 SH       SOLE                   119303
Yadkin Valley Bk & TR Co Elkin COM              984308106      965    66983 SH       SOLE                    66983
Nuveen Tax Exempt UT NC                         6710A2672      210     4136 SH       SOLE                     4136
Nuveen Flagship Mun Tr Int Dr                   67065Q202      204 22887.892SH       SOLE                22887.892